Long-Term Investments - Schedule of Long-Term Investments (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Measurement alternative method
Long-term investments	¥ 8,490,163	$ 1,163,148	¥ 14,136,050
PFI Food Industries Limited [Member]
Measurement alternative method
Long-term investments	¥ 8,490,163		¥ 14,136,050